Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 1,077,161	$ 438,314
Trade receivables	65,245,709	57,978,341
Less: Allowance for doubtful accounts	(9,504,042)	(7,852,062)
Trade receivables - net	55,741,667	50,126,279
Other receivables	55,115,581	53,799,508
Prepayments and deposits	7,294,075	11,864,800
Trade and other receivables, Total	$ 119,228,484	$ 116,228,901